STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

10 - STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

Stock Options

In December 2009, Enumeral adopted the 2009 Stock Incentive Plan (the “2009 Plan”). In April 2014, Enumeral amended the 2009 Plan to increase the number of shares authorized thereunder to 3,200,437. The 2009 Plan was terminated in July 2014 in connection with the Merger.

On July 31, 2014, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”), which reserves a total of 8,100,000 shares of the Company’s common stock for incentive awards. In connection with the Merger, options to purchase 948,567 shares of Enumeral common stock previously granted under the 2009 Plan were converted into options to purchase 1,045,419 shares of the Company’s common stock under the 2014 Plan.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

As of March 31, 2015, there are 4,919,694 shares available for issuance under the 2014 Plan to eligible employees, non-employees directors and consultants. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company’s capitalization.

Stock compensation expense for employees was $141,498 and $4,796 for the three months ended March 31, 2015 and 2014, respectively, while non-employee stock compensation expense was $183 and $1,576 for the three months ended March 31, 2015 and 2014, respectively.

A summary stock option activity for the three months ended March 31, 2015 is as follows:

Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at December 31, 2014	2,730,963	$0.78	8.7
Granted	-	$-
Exercised	-	$-
Canceled	-	$-
Outstanding at March 31, 2015	2,730,963	$0.78	8.7
Exercisable at March 31, 2015	1,092,029	$0.48	7.9

The aggregate intrinsic value of options exercisable at March 31, 2015 was $438,267. The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the balance sheet date.

Restricted Stock

Stock compensation expense was $24,710 and $124,922 for the three months ended March 31, 2015 and 2014, respectively.

A summary of restricted stock activity for the three months ended March 31, 2015 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2014	345,699	$0.24
Issuance of restricted stock	19,048	$1.05
Vested	(55,521)	$0.31
Balance of unvested restricted stock at March 31, 2015	309,226	$0.28

The Company has an aggregate of $81,096 of unrecognized restricted stock expense as of March 31, 2015 to be amortized over a weighted average period of 1.41 years.

Warrants

As of March 31, 2015, there are a total of 24,803,409 warrants outstanding to purchase shares of the Company's common stock. Of these, 23,549,510 warrants were issued in connection with the PPO and 66,574 warrants were issued to Square 1 Bank and are accounted for as a derivative liability warrants. The remaining 1,187,325 shares of warrants do not require derivative liability accounting treatment.

Derivative Liability Warrants

In connection with the PPO, the Company issued warrants to purchase an aggregate of 23,549,510 shares of the Company’s common stock. Additionally, in connection with the Square 1 Financing, Enumeral issued warrants to purchase 41,659 shares of Enumeral’s Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger.

A) PPO and Agent Warrants

In July 2014, the Company issued warrants to purchase 23,549,510 shares of the Company’s common stock in connection with the PPO, of which warrants to purchase 21,549,510 shares of the Company’s common stock had an exercise price of $2.00 per share and were issued to the investors in the PPO, and warrants to purchase 2,000,000 shares of the Company’s common stock had an exercise price of $1.00 per share and were issued to the placement agents for the PPO (or their affiliates). The estimated fair value of the warrants at the time of issuance was determined to be $16,261,784 using the Black-Scholes pricing model and the following assumptions: expected term of five years, 105.4% volatility, and a risk-free rate of 1.77%. Due to a price protection provision included in the warrant agreements, the warrants were deemed to be a liability and, therefore, the fair value of the warrants is recorded in the liability section of the balance sheet. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the statement of operations. The estimated fair value of the warrants at March 31, 2015 was determined to be $11,410,859 using the Black-Scholes pricing model and the following assumptions: (i) expected remaining term of 4.33 years, (ii) 105.2% volatility, (iii) risk-free rate of 1.21%, and (iv) no expected dividends. The estimated fair value of the warrants at December 31, 2014 was determined to be $16,065,396 using the Black-Scholes pricing model and the following assumptions: (i) expected remaining term of 4.58 years, (ii) 99.8% volatility, (iii) risk-free rate of 1.53%, and (iv) no expected dividends. All 23,549,510 warrants were outstanding as of March 31, 2015.

B) Square 1 Financing

In connection with the December 2011 Square 1 Financing, Enumeral issued to Square 1 Bank warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 54,245 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of the warrants as of December 31, 2014 was determined to be $43,237 using the Black-Scholes pricing model and the following assumptions: (i) expected term of 3.93 years, (ii) 99.8% volatility, (iii) a risk-free rate of 1.375%, and (iv) no expected dividends. The estimated fair value of the warrants as of March 31, 2015 was determined to be $30,767 using the Black-Scholes pricing model and the following assumptions: (i) expected term of 3.69 years, (ii) 105.2% volatility, (iii) a risk-free rate of 1.13%, and (iv) no expected dividends. As part of a June 12, 2012 amendment to the Loan and Security Agreement between Enumeral and Square 1 Bank, Enumeral issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 12,329 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of these warrants as of December 31, 2014 was determined to be $10,169 using the Black-Scholes pricing model and the following assumptions: expected term of 4.45 years, 99.8% volatility, and a risk-free rate of 1.65%. The estimated fair value of these warrants as of March 31, 2015 was determined to be $7,292 using the Black-Scholes pricing model and the following assumptions: expected term of 4.21 years, 105.2% volatility, and a risk-free rate of 1.13%. The warrants are classified as derivative liabilities in the accompanying balance sheets and measured at fair value on a recurring basis. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the statement of operations. As of March 31, 2015, these warrants are outstanding and expire on December 5, 2018 and June 12, 2019.

10 - STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

Stock Options

In December 2009, Enumeral adopted the 2009 Equity Incentive Plan (the “2009 Plan”). In April 2014, Enumeral amended the 2009 Plan to increase the number of shares authorized thereunder to 3,200,437. The 2009 Plan was terminated in July 2014 in connection with the Merger.

On July 31, 2014, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”), which reserves a total of 8,100,000 shares of the Company’s common stock for incentive awards. In connection with the Merger, options to purchase 948,567 shares of Enumeral common stock previously granted under the 2009 Plan were converted into options to purchase 1,045,419 shares of the Company’s common stock under the 2014 Plan.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

As of December 31, 2014, there are 4,938,742 shares available for issuance under the 2014 Plan to eligible employees, non-employees directors and consultants. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company’s capitalization.

During the year ended December 31, 2014, there were 1,922,626 stock options granted to employees or directors under the 2014 Plan. The vesting of employee and director awards is generally time-based and the restrictions typically lapse 25% after 12 months and monthly thereafter for the next 36 months for employees and annually over three years for directors. In addition, certain option awards for employees provide for vesting of all or a portion of the shares underlying such option upon the achievement of certain milestones or performance-based criteria. The weighted average, stock price, risk-free interest rate, expected dividend yield, expected term, volatility and grant date fair value of these options granted during the twelve months ended December 31, 2014 was $1.03, 1.65%, 0%, 6 years, 99%, and $0.63, respectively.

In July 2014, Enumeral modified the option grants to two former directors of Enumeral. As a result of this modification, 77,148 shares became fully vested and the Company incurred stock based compensation of $63,262 during the year ended December 31, 2014.

Stock option expense for employees was $339,415 and $19,472 for the years ended December 31, 2014 and 2013, respectively, while non-employee stock option expense was $25,951 and $6,542 for the years ended December 31, 2014 and 2013, respectively. The Company has an aggregate of $1,048,104 of unrecognized stock-based compensation cost as of December 31, 2014 to be amortized over a weighted average period of 2.88 years.

A summary stock option activity for the years ended December 31, 2014 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2013	874,056	$0.22	7.7	$29,548
Granted	1,922,626	$1.03
Exercised	-	$-
Canceled	(65,719)	$0.36
Outstanding at December 31, 2014	2,730,963	$0.78	9.0	$763,281
Exercisable at December 31, 2014	935,228	$0.42	7.9	$588,901

The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the balance sheet date.

Restricted Stock

Restricted stock expense was $156,299 and $341,048 for the year ended December 31, 2014 and 2013, respectively.

A summary of restricted stock activity for the twelve months ended December 31, 2014 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2013	1,113,048	$0.23
Issuance of restricted stock	-	$-
Vested	(767,349)	$(0.23)
Balance of unvested restricted stock at December 31, 2014	345,699	$0.23

The Company has an aggregate of $76,545 of unrecognized restricted stock expense as of December 31, 2014 to be amortized over a weighted average period of 1.83 years.

Warrants

As of December 31, 2014, there are a total of 24,803,409 warrants outstanding to purchase shares of the Company's common stock. Of these, 23,549,510 warrants were issued in connection with the PPO and 66,574 warrants were issued to Square 1 Bank and are accounted for as a derivative liability warrants. The remaining 1,187,325 shares of warrants do not require derivative liability accounting treatment.

Derivative Liability Warrants

In connection with the PPO, the Company issued warrants to purchase an aggregate of 23,549,510 shares of the Company’s common stock. Additionally, in connection with the Square 1 Financing, Enumeral issued warrants to purchase 41,659 shares of Enumeral’s Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger.

PPO and Agent Warrants

In July 2014, the Company issued warrants to purchase 23,549,510 shares of the Company’s common stock in connection with the PPO, of which warrants to purchase 21,549,510 shares of the Company’s common stock had an exercise price of $2.00 per share and were issued to the investors in the PPO, and warrants to purchase 2,000,000 shares of the Company’s common stock had an exercise price of $1.00 per share and were issued to the placement agents for the PPO (or their affiliates). The estimated fair value of the warrants at the time of issuance was determined to be $16,261,784 using the Black-Scholes pricing model and the following assumptions: expected term of five years, 105.4% volatility, and a risk-free rate of 1.77%. Due to a price protection provision included in the warrant agreements, the warrants were deemed to be a liability and, therefore, the fair value of the warrants is recorded in the liability section of the balance sheet. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the statement of operations. The estimated fair value of the warrants at December 31, 2014 was determined to be $16,065,396 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 4.58 years, 99.8% volatility, risk-free rate of 1.53%, and no expected dividends. All 23,549,510 warrants were outstanding as of December 31, 2014.

Square 1 Financing

In connection with the December 2011 Square 1 Financing, Enumeral issued to Square 1 Bank warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 54,245 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of the warrants as of December 31, 2013 was determined to be $33,930 using the Black-Scholes pricing model and the following assumptions: expected term of 4.9 years, 74.3% volatility, and a risk-free rate of 1.75%. The estimated fair value of the warrants as of December 31, 2014 was determined to be $43,237 using the Black-Scholes pricing model and the following assumptions: expected term of 3.93 years, 99.8% volatility, and a risk-free rate of 1.375%. As part of a June 12, 2012 amendment to the Loan and Security Agreement between Enumeral and Square 1 Bank, Enumeral issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 12,329 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of these warrants as of December 31, 2013 was determined to be $7,536 using the Black-Scholes pricing model and the following assumptions: expected term of 5.7 years, 74.3% volatility, and a risk-free rate of 1.75%. The estimated fair value of these warrants as of December 31, 2014 was determined to be $10,169 using the Black-Scholes pricing model and the following assumptions: expected term of 4.45 years, 99.8% volatility, and a risk-free rate of 1.65%. The warrants are classified as derivative liabilities in the accompanying balance sheets and measured at fair value on a recurring basis. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the statement of operations. As of December 31, 2014, these warrants are outstanding and expire on December 5, 2018 and June 12, 2019.

Derivative Liability Re-Measurement

The Company used the Black-Scholes option-pricing model to estimate the fair values of the issued and outstanding warrants as of December 31, 2014. The Company recorded income of $184,448 for the year ended December 31, 2014 and expense of $3,090 for the year ended December 31, 2013, due to the change in the fair value of the warrants. Outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the consolidated statements of operations.

Other Warrants

In April 2014, in connection with Enumeral’s Series B preferred stock offering, Enumeral compensated the placement agent through the issuance of a warrant for 38,259 shares of Enumeral Series B preferred stock. The estimated fair value of the warrant at the time of issuance was determined to be $49,854 using the Black-Sholes pricing model and the following assumptions: expected term of five years, 74.6% volatility, and a risk-free rate of 1.72%. The Company recorded this value net against issuance cost in equity. In connection with the Merger in July 2014, this Series B preferred stock warrant was converted into a warrant to purchase 112,001 shares of the Company’s common stock.

In April 2014, Enumeral issued warrants to two executive officers to purchase 105,881 shares of Enumeral Series B preferred stock in connection with Enumeral’s Series B financing. These warrants were issued in relation to these executives taking a salary reduction prior to the Series B financing. The estimated fair value of the warrants at the time of issuance was determined to be $137,770 using the Black-Sholes pricing model and the following assumptions: expected term of five years, exercise price of $2.125 per share, 74.6% volatility, and a risk-free rate of 1.63%. This warrant vests over six months. During the year ended December 31, 2014, the Company recorded $137,770, of stock based compensation expense related to these grants. In connection with the Merger in July 2014, these Series B warrants were converted into warrants to purchase 309,967 shares of the Company’s common stock.

In April 2014, Enumeral issued warrants associated with Enumeral’s convertible promissory notes to purchase 694,443 shares of Enumeral common stock. As part of the Merger, these warrants were converted into warrants to purchase 765,357 shares of the Company’s common stock. The exercise price of these warrants is $0.27 per share.